Significant Accounting Policies - Schedule of Property, Plant and Equipment, Net Useful Lives (Details)	Dec. 31, 2025
Solar energy systems
Property, Plant, and Equipment [Line Items]
Useful Lives (Years)	35 years
Wind energy systems
Property, Plant, and Equipment [Line Items]
Useful Lives (Years)	30 years
Battery storage systems | Minimum
Property, Plant, and Equipment [Line Items]
Useful Lives (Years)	10 years
Battery storage systems | Maximum
Property, Plant, and Equipment [Line Items]
Useful Lives (Years)	20 years